S-K 1602, SPAC Registered Offerings	Mar. 05, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering, with one three-month extension at the option of KPET Ultra Paceline LLC (which we refer to as our “sponsor” throughout this prospectus), to consummate an initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have 24 months from the closing of this offering, with one three-month extension at the option of KPET Ultra Paceline LLC (which we refer to as our “sponsor” throughout this prospectus), to consummate an initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period (or 27-month period, as applicable), we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we have not consummated an initial business combination within such 24-month period (or 27-month period, as applicable), or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our business combination, we will redeem 100% of the public shares at a per-share price described herein, payable in cash, subject to applicable law and as further described herein.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition and value creation strategy is to identify, acquire and, after our initial business combination, build a company in the public markets. We intend to seek a company in an industry that complements the experience and expertise of our management team and is a business that we think our transformative operating skills and strategic advice can improve. Our selection process will leverage our team’s network of industry, private equity sponsor and lending community relationships as well as relationships with management teams of public and private companies, investment bankers, restructuring advisers, attorneys and accountants, which we believe should provide us with a number of business combination opportunities. We intend to deploy a proactive, thematic sourcing strategy and to focus on companies where we believe the combination of our operating experience, relationships, capital and capital markets expertise can be catalysts to transform companies and can help accelerate the target business’ growth and performance.

We believe our capital markets expertise, our decade-long experience in the SPAC market, and our track record in helping the companies we invested in, will help us navigate potentially untapped markets where we could capitalize on our expertise.

This group has experience in:

•        operating companies, setting and changing strategies, and identifying, mentoring and recruiting world-class talent;

•        developing and growing companies, both organically and through acquisitions and strategic transactions, and expanding the product range and geographic footprint of a number of target businesses;

•        sourcing, structuring, acquiring and selling businesses;

•        accessing the capital markets, including financing businesses and helping companies transition to public ownership;

•        engaging with public market analysts and investors to help companies better communicate their business model, opportunity and strategy to maximize value for their shareholders;

•        fostering relationships with sellers, capital providers and target management teams; and

•        executing transactions in multiple geographies and under varying economic and financial market conditions.

We believe that the network of contacts and relationships of our management team will provide us with an important source of acquisition opportunities. In addition, given our profile and thematic approach, we anticipate that target business candidates may be brought to our attention from various unaffiliated sources, including investment market participants, private equity groups, investment banking firms, consultants, accounting firms and large business enterprises. Upon completion of this offering, members of our management team will communicate with their network of relationships to articulate our acquisition themes, including the parameters of our search for a target company, and will begin the disciplined process of pursuing and reviewing promising leads. In addition to capital, we expect to provide value and enhanced credibility to companies we engage with on a potential business combination on multiple levels that most of our SPAC competitors are not experienced with, willing and/or prepared to do and that cannot be easily accomplished by working with the typical process of third-party advisors on a regular way initial public offering or direct listing, including through the following:

•        improving hands-on operating efficiency through cost evaluation and capital allocation decisions;

•   improving budgeting process, accuracy and accountability;

•   validating merger synergies and accretive valuation;

•        helping companies install proper systems, processes and people to scale;

•        verifying market opportunity and helping companies focus on their unique product-market fit;

•        enhancing and validating existing company strategic plans to differentiate the company versus competitors;

•        evaluating and improving methods to acquire and increase customer lifetime value;

•        working to ensure leadership stability and implementing sound corporate governance to support scalable growth beyond going public;

•        ensuring the accuracy of financial models and projections intended for public communication, and advising on the most effective ways to present them;

•        engaging strategics on behalf of the company to accelerate business development and corporate development options;

•        assisting the company in negotiating significant business development and M&A deals; and

•        establishing and ensuring high quality communication with analysts and investors to articulate long-term value creation.

In many cases, third-party advisors and existing venture or sponsor investors can assist companies with some of the above needs at various points in time. However, they often lack the bandwidth and focus to do so over a continuous and sustained period that persists after becoming a public company. Our team has achieved the above as operators of companies that have successfully been built from scratch, been acquired at scale, and/or were divisions of larger companies. In each case, our management team delivered value to shareholders either through public market financings, organic growth and strategic acquisitions, and/or sales to strategic investors and financial sponsors. Solely going public is not sufficient for many of these companies without access to trusted stewards and fiduciaries who understand the competitive environment and the capital markets, and can help guide these businesses through each area to maximize value.

Acquisition Criteria

Consistent with our strategy, we have identified the following general criteria and guidelines which we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines.

We intend to acquire one or more businesses that we believe:

•        are underperforming their potential in industries that are otherwise exhibiting stable or improving fundamentals. We intend to evaluate each industry and the target businesses within those industries based on several factors, including the potential for sustainable competitive advantage, growth in excess of GDP, ability to generate attractive returns and the sustainability of profit margins. We plan to seek targets that will be compatible with our rigorous value creation process, whereby we identify several value enhancing initiatives prior to making the acquisition and install processes to implement and optimize those initiatives.

•   are at an inflection point, such as those requiring additional management expertise, are able to innovate by developing new products or services, or where we believe we can drive improved financial performance and where an acquisition may help facilitate growth. We believe that we are well-positioned to evaluate and improve a company’s growth prospects and help them realize the opportunities to create shareholder value following the consummation of a business combination.

•   have built a unique product or service that addresses a large consumer or business market with sustainable competitive differentiation. Our management team has significant experience building, advising and investing in companies to help them achieve competitive differentiation and leverage those strengths to drive growth. We intend to provide hands on operating assistance to help the business or businesses we acquire to maximize growth.

•        are mature, at scale and ready to access the public capital markets but need help articulating their business model and opportunity to public investors. Our management team has significant experience engaging with public market analysts and investors to help companies better communicate their stories. We believe many companies can leverage our team’s experience and advice to maximize shareholder value as part of our initial business combination and following as an operating public company.

•        have significant embedded and/or underexploited expansion opportunities. One of the key elements of our typical value creation approach is to acquire target companies to accelerate their growth. This can be accomplished through a combination of accelerating organic growth and finding attractive add-on acquisition targets. Our management team has significant experience in identifying such targets and helping target management assess the strategic and financial fit. Similarly, our management team has the expertise to assess the likely synergies and a process to help a target integrate acquisitions.

•        exhibit unrecognized value or other characteristics that we believe have been misevaluated by the marketplace based on our company specific analysis and due diligence review. For a potential target company, this process will include, among other things, a review and analysis of the company’s capital structure, quality of earnings, potential for operational improvements, corporate governance, customers, material contracts, and industry background and trends. We intend to leverage the operational experience and disciplined investment approach of our team to identify opportunities to unlock value that our experience in complex situations allows us to pursue.

•        will offer attractive risk-adjusted equity returns for our shareholders. We will seek to acquire a target on terms and in a manner that leverages our experience in transformational investing. Financial returns will be evaluated based on (i) the potential for organic growth in cash flows, (ii) the ability to achieve cost savings, (iii) the ability to accelerate growth, including through the opportunity for follow-on acquisitions and (iv) the prospects for creating value through other value creation initiatives. Potential upside from growth in the target business’s earnings and an improved capital structure will be weighed against any identified downside risks.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of tender offer documents or proxy solicitation materials that we would file with the Securities and Exchange Commission (“SEC”).

Initial Business Combination

Our initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in trust (excluding any deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial business combination. Our board will make the determination as to the fair market value of a target business or businesses. If our board is not able to independently determine the fair market value of a target business or businesses, we will obtain an opinion from an independent investment banking firm that is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or an independent accounting firm with respect to the satisfaction of such criteria.

Our amended and restated memorandum and articles of association will require the affirmative vote of a majority of our board of directors, which must include a majority of our independent directors and each of the non-independent directors nominated by our sponsor, to approve our initial business combination.

We may pursue an acquisition opportunity jointly with our sponsor, or one or more affiliates, which we refer to as an “Affiliated Joint Acquisition.” Any such parties may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the acquisition by issuing to such parties a class of equity or equity-linked securities. Any such issuance of equity or equity-linked securities would, on a fully diluted basis, reduce the percentage ownership of our then-existing shareholders. Notwithstanding the foregoing, pursuant to the anti-dilution provisions of our Class B ordinary shares, issuances or deemed issuances of Class A ordinary shares or equity-linked securities would result in an adjustment to the ratio at which Class B ordinary shares convert into Class A ordinary shares such that our initial shareholders and their permitted transferees, if any, would retain their aggregate percentage ownership at 20% of the sum of the total number of all ordinary shares outstanding upon completion of this offering (not including the Class A ordinary shares underlying the private placement units and assuming they do not purchase any units in this offering) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the business combination and any Class A ordinary shares underlying the private placement units or any private placement warrants issued to our sponsor, officers or directors upon conversion of working capital loans), unless the holders of a majority of the then-outstanding Class B ordinary shares agreed to waive such adjustment with respect to such issuance or deemed issuance at the time thereof. Our sponsor and its affiliates have no obligation to make any such investment, and may compete with us for potential business combinations.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	The NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units described in this prospectus, $200.0 million, or $10.00 per unit (approximately $230.0 million, or $10.00 per unit, if the underwriters’ overallotment option is exercised in full) will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company acting as trustee and $2.1 million will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The proceeds to be placed in the trust account include approximately $11.0 million (or approximately $12.7 million if the underwriters’ overallotment option is exercised in full) in deferred underwriting discounts and commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
De-SPAC Consummation Timeframe, Duration	27 months
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our founder shares and our private placement units will expire worthless.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not or are unable to extend the time period to consummate our initial business combination, our founder shares and our private placement units will expire worthless.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares (including any securities for which such shares are exchanged in any prior migration or other restructuring) upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then-outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting discounts and commissions we will pay to the underwriters. Our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares, any private placement shares or any public shares held by them in connection with the completion of our business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of our officers and directors in the future may have, additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such opportunity to such other entity. However, because the entities to which our executive officers and directors owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our business combination. In addition, we may pursue an Affiliated Joint Acquisition opportunity with an entity to which an officer or director has a fiduciary or contractual obligation. Any such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the business combination by making a specified future issuance of equity or equity-linked securities to any such entity. Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer will have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any of our directors or officers on the one hand, and us, on the other hand. Pursuing an Affiliated Joint Acquisition opportunity jointly with our sponsor, or one or more affiliates, or with an entity to which an officer or director has a fiduciary or contractual obligation may present additional interests of our sponsor or our officer or director that conflicts with the interests of our public shareholders. See “Risk Factors — Certain of our officers and directors are now, and all of them may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us, including another blank check company, and, accordingly, may have conflicts of interest in allocating their time and determining to which entity a particular business opportunity should be presented.”

In addition, the sponsor group or their affiliates, including our officers and directors who are affiliated with the sponsor group, may sponsor or form other blank check companies similar to ours during the period in which we are seeking an initial business combination, and members of our management team may participate in such blank check companies. Any such companies may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among the management teams. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        in the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are then affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•        the low price of $25,000, or $0.004 per share, that the initial shareholders paid for 5,750,000 founder shares creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expense if we do not complete an initial business combination.

•        our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares, any private placement shares or any public shares held by them in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors will not be entitled to rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within 24 months (or 27 months, as applicable) after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units (and underlying securities) will expire without value to the holder. Furthermore, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until the earlier of (i) 180 days after the completion of our initial business combination and (ii) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. An affiliate of our sponsor has agreed not to transfer, assign or sell any of the private placement units (including the underlying securities) until 30 days after the date we complete our initial business combination, other than pursuant to limited exceptions as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.” Since our sponsor, its affiliate and our officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•   our sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into units at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the private placement units and their underlying securities, including as to exercise price, exercisability and exercise period with respect to the private placement warrants.

If we do not complete our initial business combination within 24 months from the closing of this offering (or 27 months from the closing of this offering if our sponsor has exercised its three-month extension option), we and the underwriters have agreed that: (1) the underwriters will forfeit any rights or claims to their deferred underwriting discounts and commissions, including any accrued interest thereon, then in the trust account; and (2) that the deferred underwriters’ discounts and commissions will be distributed on a pro rata basis, together with any accrued interest thereon (which interest shall be net of taxes payable) to the public shareholders.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the overallotment option. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 5,000,000 or 5,750,000 public shares redeemed)		50% of Maximum Redemption (assumes 10,000,000 or 11,500,000 public shares redeemed)		75% of Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)		Maximum Redemption (assumes 20,000,000 or 23,000,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Overallotment Option
$7.55	$6.94	$3.06	$5.94	$4.06	$3.95	$6.05	$(1.87)	$11.87
Assuming No Exercise of Overallotment Option
$7.54	$6.93	$3.07	$5.93	$4.07	$3.93	$6.07	$(1.86)	$11.86

Our sponsor group (as defined below) will collectively own a 100% economic interest in our sponsor and as a result, assuming that the overallotment option is exercised in full, will indirectly own an aggregate of 5,630,000 founder shares at a price of approximately $0.004 per share and 235,000 private placement units at a price of $10.00 per unit. Prior to the consummation of this offering, our sponsor will forfeit 120,000 founder shares and an aggregate of 120,000 founder shares will be issued to our independent director nominees at their original purchase price. Accordingly, the sponsor group and our independent directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Additionally, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity. See the sections titled “Summary — Our Acquisition Process”, “— The Offering — Conflicts of Interest”, “Risk Factors — Risks Relating to our Sponsor and Management Team — Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination, and a particular business combination may be conditioned on the retention or resignation of such key personnel. These agreements may provide for them to receive compensation following our business combination and as a result, may cause them to have conflicts of interest in determining whether a particular business combination is the most advantageous”,

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ overallotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
KPET Ultra Paceline LLC or an affiliate	$20,000 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, utilities and secretarial and administrative support
KPET Ultra Paceline LLC and our independent director nominees	5,750,000 Class B ordinary shares (which include anti-dilution adjustments as described in “Summary — Founder shares conversion and anti-dilution rights”)	$25,000
KPET Ultra Paceline LLC or an affiliate	235,000 private placement units to be purchased simultaneously with the closing of this offering	$2,350,000
KPET Ultra Paceline LLC	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
KPET Ultra Paceline LLC, our officers and directors, or our and their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
KPET Ultra Paceline LLC or an affiliate, or our officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering. See the section titled “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination.”

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers (including Karl Peterson and Eduardo Tamraz) has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units (and the underlying securities), as summarized in the table below. Any permitted transferees would be subject to the same restrictions as our sponsor, directors and officers with respect to the founder shares and private placement units.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) 180 days after the completion of our initial business combination and (ii) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

KPET Ultra Paceline LLC Karl Peterson Eduardo Tamraz

Permitted transfers include: (a) transfers to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; (f) transfers by virtue of the laws of any affiliates of our sponsor’s operating agreement upon dissolution of such affiliate; (g) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (h) transfers in the event of our liquidation prior to the completion of an initial business combination; and (i) transfers in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that, in the case of (a)-(g), the permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Private placement units (and underlying securities) and units that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	KPET Ultra Paceline LLC (or its relevant affiliate)	Same as above

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary shares after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (iv) no value is attributed to the warrants, and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the underwriters’ overallotment option is exercised in full), 235,000 private placement shares and 5,000,000 founder shares (or 5,750,000 founder shares if the underwriters’ overallotment option is exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The exercise of any warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Increase attributable to public shareholders	7.60	7.61	6.99	7.00	5.99	6.00	3.99	4.01	(1.80)	(1.81)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.54	7.55	6.93	6.94	5.93	5.94	3.93	3.95	(1.86)	(1.87)
Dilution to public shareholders	2.46	2.45	3.07	3.06	4.07	4.06	6.07	6.05	11.86	11.87
Percentage of dilution to public shareholders	24.60%	24.50%	30.70%	30.60%	40.70%	40.60%	60.70%	60.50%	118.60%	118.70%

Numerator:
Net tangible book deficit before this offering	$(332,286)	(332,286)	(332,286)	(332,286)	(332,286)	(332,286)	(332,286)	(332,286)	(332,286)	(332,286)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,500,000	231,500,000	201,500,000	231,500,000	201,500,000	231,500,000	201,500,000	231,500,000	201,500,000	231,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	293,895	293,895	293,895	293,895	293,895	293,895	293,895	293,895	293,895	293,895
Less: Deferred underwriting commissions(2)	(11,000,000)	(12,650,000)	(11,000,000)	(12,650,000)	(11,000,000)	(12,650,000)	(11,000,000)	(12,650,000)	(11,000,000)	(12,650,000)
Less: Overallotment liability	(187,800)	—	(187,800)	—	(187,800)	—	(187,800)	—	(187,800)	—
Less: Amounts paid for redemptions(3)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$190,273,809	218,811,609	140,273,809	161,311,609	90,273,809	103,811,609	40,273,809	46,311,609	(9,726,191)	(11,188,391)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private Placement Shares	235,000	235,000	235,000	235,000	235,000	235,000	235,000	235,000	235,000	235,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	25,235,000	28,985,000	20,235,000	23,235,000	15,235,000	17,485,000	10,235,000	11,735,000	5,235,000	5,985,000

____________

(1)   Expenses applied against gross proceeds include offering expenses of approximately $600,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)   Includes $0.55 per unit, or $11,000,000 (or up to $12,650,000 if the underwriters’ overallotment option is exercised in full) in the aggregate, payable to the underwriters upon the consummation of our initial business combination for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting” for a description of compensation payable to the underwriters.